Schedule of Debt (Details) (Paranthetical) - USD ($)	Mar. 31, 2023	Feb. 13, 2023	Dec. 31, 2022	Mar. 31, 2022
Debt face amount	$ 4,400,000	$ 4,400,000	$ 109,165	$ 119,707
Sports Hub Acquition [Member]
Debt face amount	2,000,000
Four Cubed Acquisition Company LLC [Member]
Debt face amount	$ 3,250,000